Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.5%
Communication Services - 7.1%
26,970	Electronic Arts, Inc.*	2,701,585
12,150	Liberty Broadband Corp.*	1,300,050
18,035	Match Group, Inc.*	1,191,031
63,040	Pinterest, Inc.*	973,338
		6,166,004
Consumer Discretionary - 8.8%
11,660	Bright Horizons Family Solutions, Inc.*	1,189,320
20,051	Dollar Tree, Inc.*	1,473,147
30,294	Etsy, Inc.*	1,164,501
5,558	Five Below, Inc.*	391,172
72,902	National Vision Holdings, Inc.*	1,415,758
15,256	Ross Stores, Inc.	1,326,814
26,752	Trip.com Group, Ltd. ADR*	627,334
		7,588,046
Consumer Staples - 2.0%
12,314	Brown-Forman Corp.	683,550
8,173	Casey's General Stores, Inc.	1,082,841
		1,766,391
Financials - 1.2%
42,771	KKR & Co., Inc.	1,003,835
Health Care - 17.0%
12,259	Biohaven Pharmaceutical Holding Co., Ltd.*	417,174
5,129	Bio-Rad Laboratories, Inc.*	1,798,022
4,577	Blueprint Medicines Corp.*	267,663
11,224	Bruker Corp.	402,493
37,214	Catalent, Inc.*	1,933,267
9,862	Charles River Laboratories International, Inc.*	1,244,683
5,884	Cooper Companies, Inc.	1,622,042
7,083	DexCom, Inc.*	1,907,240
8,609	Edwards Lifesciences Corp.*	1,623,830
5,231	Global Blood Therapeutics, Inc.*	267,252
18,416	HealthEquity, Inc.*	931,665
5,993	Neurocrine Biosciences, Inc.*	518,694
6,048	Teleflex, Inc.	1,771,217
		14,705,242
Industrials - 17.5%
11,551	Allegion PLC	1,062,923
29,150	BWX Technologies, Inc.	1,419,896
4,577	Cintas Corp.	792,828
11,714	Hexcel Corp.	435,644
62,985	IAA, Inc.*	1,887,031
7,138	IDEX Corp.	985,829
12,750	IHS Markit Ltd.	765,000
100,635	KAR Auction Services, Inc.	1,207,620
17,000	SiteOne Landscape Supply, Inc.*	1,251,540
21,740	TransUnion	1,438,753
36,832	Waste Connections, Inc.	2,854,480
16,836	Woodward, Inc.	1,000,732
		15,102,276
Information Technology - 26.6%
11,551	Amphenol Corp.	841,837
7,574	Aspen Technology, Inc.*	720,060
12,586	Autodesk, Inc.*	1,964,675
20,705	Booz Allen Hamilton Holding Corp.	1,421,191
10,679	Broadridge Financial Solutions, Inc.	1,012,690
16,509	Datadog, Inc.*	593,994
36,723	Dynatrace, Inc.*	875,476
2,942	Fair Isaac Corp.*	905,224
68,488	Genpact, Ltd.	1,999,850
39,012	GoDaddy, Inc.*	2,227,975
12,368	Guidewire Software, Inc.*	980,906
7,410	Intuit, Inc.	1,704,300
6,593	Jack Henry & Associates, Inc.	1,023,497
3,447	Littelfuse, Inc.	459,899
77,206	Marvell Technology Group, Ltd.	1,747,171
52,306	Mimecast, Ltd.*	1,846,402
13,948	NXP Semiconductors NV	1,156,708
2,561	ServiceNow, Inc.*	733,931
6,865	WEX, Inc.*	717,736
		22,933,522
Materials - 7.3%
46,803	Ball Corp.	3,026,282
8,554	Ecolab, Inc.	1,332,970
23,265	FMC Corp.	1,900,518
		6,259,770
Total Common Stocks (Cost $84,334,938)		75,525,086

Real Estate Investment Trusts - 3.1%
10,025	SBA Communications Corp.	2,706,449
Total Real Estate Investment Trusts (Cost $2,245,847)		2,706,449

Short-Term Investments - 4.5%
Money Market Funds - 4.5%
3,880,814	First American Government Obligations Fund - Class Z, 0.39%#	3,880,814
Total Short-Term Investments (Cost $3,880,814)		3,880,814
Total Investments - 95.1% (Cost $90,461,599)		82,112,349
Other Assets in Excess of Liabilities - 4.9%		4,242,388
NET ASSETS - 100.0%		$86,354,737

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.